Leases (Schedule of Future Minimum Rent from Lessee for Ground Leases - ASC 840) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 123
2020	123
2021	123
2022	123
2023	123
Thereafter	2,246
Total	$ 2,861